Commitments and Contingencies Liabilities (Details) $ / shares in Units, € in Thousands			1 Months Ended	12 Months Ended
	Apr. 07, 2022	Aug. 03, 2016	Dec. 20, 2021 $ / shares shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 EUR (€) shares	Dec. 31, 2020 USD ($)	Dec. 31, 2021 USD ($)	Oct. 31, 2021 USD ($)
Commitments and Contingencies Liabilities (Details) [Line Items]
Royalty payments, percentage		2.75%
Payment of total proceeds from consideration, percentage	213.00%
Option to purchase ordinary shares (in Shares) | shares			25,080
Service agreement with a consultant description				Subject to satisfactory completion of the Homologation Process no later than 12 months as of the Triggering Event, the Company shall pay the Consultant a onetime bonus payment of NIS 150,000, plus VAT (approximately $47) (the “Homologation Bonus”). -Subject to satisfactory completion of Commercial Sales, no later than 18 months as of the Triggering Event, the Company shall pay the Consultant a onetime bonus payment of NIS 350,000, plus VAT (approximately $109) (the “Commercial Bonus”).	Subject to satisfactory completion of the Homologation Process no later than 12 months as of the Triggering Event, the Company shall pay the Consultant a onetime bonus payment of NIS 150,000, plus VAT (approximately $47) (the “Homologation Bonus”). -Subject to satisfactory completion of Commercial Sales, no later than 18 months as of the Triggering Event, the Company shall pay the Consultant a onetime bonus payment of NIS 350,000, plus VAT (approximately $109) (the “Commercial Bonus”).
Exercise price (in Dollars per share) | $ / shares			$ 6.1393
Payment of monthly remuneration amount				$ 3,000
Company total amount				471	€ 397
Development and sales				471,000
Installation and operation				125,000	€ 110	$ 409,000
Revenues				417,000
Deferred revenues in other accounts payable				202,000
Capital cost								$ 87,000
Deferred revenue in the amount of other accounts payable							$ 87,000
Additional payments				$ 219,000
IPO [Member]
Commitments and Contingencies Liabilities (Details) [Line Items]
Period of first commercial sale		5 years
Payment of total proceeds from consideration, percentage		1.50%
Payment of total proceeds from consideration, percentage	1.50%
Option to purchase ordinary shares (in Shares) | shares				195,448	195,448
Knorr-Bremse Rail Systems Schweiz AG [Member]
Commitments and Contingencies Liabilities (Details) [Line Items]
Payment of operational function test				$ 292,000	€ 244
Deferred revenues in other accounts payable | €					€ 192